Repurchase Agreements - Non Trading	6 Months Ended
Jun. 30, 2020
Disclosure Of Repurchase Agreement [Abstract]
Repurchase Agreements - Non Trading	20. REPURCHASE AGREEMENTS – NON TRADING

	30 June 2020	31 December 2019
	£m	£m
Agreements with banks	13,296	10,227
Agreements with customers	7,490	8,059
	20,786	18,286